Financial Risk Management Objectives and Policies - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Assets	$ 16,799	$ 18,044
Liabilities	5,975	6,893
Cash equivalents | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	1,174	1,897
Cash equivalents | Recurring fair value measurement | Quoted Prices Identical Assets / Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	1,174	1,626
Cash equivalents | Recurring fair value measurement | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	271
Cash equivalents | Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Investments in equity instruments | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	25	19
Investments in equity instruments | Recurring fair value measurement | Quoted Prices Identical Assets / Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Investments in equity instruments | Recurring fair value measurement | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Investments in equity instruments | Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	25	19
Investments in marketable securities | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	2,033	1,501
Investments in marketable securities | Recurring fair value measurement | Quoted Prices Identical Assets / Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	537	1,189
Investments in marketable securities | Recurring fair value measurement | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	1,496	312
Investments in marketable securities | Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Derivatives | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	68	132
Liabilities	62	56
Derivatives | Recurring fair value measurement | Quoted Prices Identical Assets / Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	0	0
Derivatives | Recurring fair value measurement | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	68	132
Liabilities	62	56
Derivatives | Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	$ 0	$ 0